Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS
Cash	$ 3,110,441	$ 3,750,436	$ 12,801,085
Prepaid expenses and other current assets	103,269	247,998	223,278
Total Current Assets	3,213,710	3,998,434	13,024,363
EQUIPMENT, net	13,421	15,763	63,757
OTHER ASSETS
Security deposit			12,243
Intangible assets, net	7,446,891	7,611,918	14,087,602
Goodwill			740,912
TOTAL ASSETS	10,674,022	11,626,115	27,928,877
CURRENT LIABILITIES
Accounts payable and accrued expenses	597,152	651,781	4,827,525
Notes payable		73,217	106,387
Total Current Liabilities	597,152	724,998	4,933,912
Long-term liabilities			150,000
TOTAL LIABILITIES	597,152	724,998	5,083,912
STOCKHOLDERS' EQUITY
Preferred stock, Series B; 6,000,000 shares authorized, $0.0001 par value, 0 shares issued and outstanding, respectively
Common stock; 180,000,000 shares authorized, $0.0001 par value; 2,829,248 and 2,829,248 shares issued and outstanding, respectively; 56,466,428 and 56,196,428 shares issued and outstanding, respectively	283	5,647	5,619
Additional paid-in capital	132,299,718	132,220,977	130,927,953
Accumulated deficit	(122,223,131)	(121,325,507)	(108,088,607)
Total Stockholders' Equity	10,076,870	10,901,117	22,844,965
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,674,022	$ 11,626,115	$ 27,928,877